Consolidated Statement of Cash Flows (Parenthetical) ₨ in Millions	12 Months Ended
Mar. 31, 2023 INR (₨)
Statement of cash flows [abstract]
Proceeds from debt portion of compulsorily convertible debentures	₨ 15,331